FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Investments	$ 21,900	$ 29,548
Short-term investments	5,367	$ 6,115
Long-term investments	$ 16,500